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                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200


                                                                    May 15, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Value S&P Industrial Series 2003A
    File #333-104378
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 15, 2003.


                                   Very truly yours,

                                   /s/ Kathleen H. Moriarty, Esq.
                                   ---------------------------------
                                   Kathleen H. Moriarty, Esq.


cc: Keith O'Connell